7 Trade receivables (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables, gross		R$ 342,924	R$ 150,003
(-) Allowance for doubtful accounts		(32,980)	(14,763)
Trade receivables, net		309,944	135,240
Current		302,317	125,439
Non-current		7,627	9,801
Tuition Fees [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables, gross		195,318	80,156
Others [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables, gross		10,476	5,005
FIES [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables, gross		49,425	17,789
Educational Content [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables, gross	[1]	62,931	37,154
Educational credits [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables, gross		11,248	9,899
Mobile app subscription [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables, gross	[2]	R$ 13,526

[1]	Related to trade receivables from sales of printed books, e-books and medical courses through digital platform from Medcel.
[2]	Related to trade receivables from mobile applications subscriptions for digital medical content.